Fair Value of Financial Instruments and Derivatives Instruments, detail 2(Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative [Line Items]
Net Gain/(Loss) Recognized	$ (1,977)	$ 813	$ (5,384)
Derivatives not designated as hedging instruments | Other (Expense)/Income- Gain/(Loss) on Derivatives
Derivative [Line Items]
Interst Rate Contracts	$ (1,977)	$ 813